Expense Example {- Fidelity Japan Fund} - 10.31 Fidelity Japan Fund - AMCIZ PRO-12 - Fidelity Japan Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Japan Fund: Class A
Expense Example:
1 year	$ 707
3 years	987
5 years	1,287
10 years	2,137
Fidelity Advisor Japan Fund: Class M
Expense Example:
1 year	517
3 years	867
5 years	1,241
10 years	2,288
Fidelity Advisor Japan Fund: Class C
Expense Example:
1 year	312
3 years	655
5 years	1,124
10 years	2,239
Fidelity Advisor Japan Fund: Class I
Expense Example:
1 year	106
3 years	331
5 years	574
10 years	1,271
Fidelity Advisor Japan Fund: Class Z
Expense Example:
1 year	98
3 years	306
5 years	531
10 years	$ 1,178